Financial assets at fair value through profit or loss (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	¥ 151,443	$ 23,765	¥ 140,294
Wealth Management Products
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	144,361		130,002
Equity security
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	7,082		10,292
Other Investments
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Non-current financial assets at fair value through profit or loss	¥ 49,780		¥ 19,609